Restricted Net Assets	12 Months Ended
Dec. 31, 2015
Restricted Net Assets
Restricted Net Assets

20.Restricted Net Assets

Relevant PRC laws and regulations permit payments of dividends by the Company’s subsidiaries, VIEs and VIE’s subsidiaries in China only out of their retained earnings, if any, as determined in accordance with PRC accounting standards and regulations. In addition, the Company’s subsidiaries, VIEs and VIE subsidiaries in China are required to make certain appropriation of net after-tax profits or increase in net assets to the statutory surplus fund (see Note 3(s)) prior to payment of any dividends. As a result of these and other restrictions under PRC laws and regulations, the Company’s subsidiaries, VIEs and VIE’s subsidiaries in China are restricted in their ability to transfer their net assets to the Company in terms of cash dividends, loans or advances, which restricted portion amounted to approximately RMB113,771 and RMB131,547 as of December 31, 2014 and 2015, respectively. As of December 31, 2014 and 2015, the retained earnings balance of the Group’s PRC entities after appropriation to statutory reserves, as determined under PRC GAAP, was RMB262,568 and RMB310,514 , respectively. Even though the Company currently does not require any such dividends, loans or advances from the PRC subsidiaries or VIEs for working capital and other funding purposes, the Company may in the future require additional cash resources from the Company’s subsidiaries, VIEs and VIE’s subsidiaries in China due to changes in business conditions, to fund future acquisitions and development, or merely to declare and pay dividends to make distributions to shareholders. Except for the above, there is no other restriction on use of proceeds generated by the Company’s subsidiaries, VIEs and VIE’s subsidiaries to satisfy any obligations of the Company.

The Company performed a test on the restricted net assets of its consolidated subsidiaries, VIEs and VIE’s subsidiaries (the “restricted net assets”) in accordance with Securities and Exchange Commission Regulation S-X Rule 4-08 (e)(3), “General Notes to the Financial Statements” and concluded that it was applicable for the Company to disclose the condensed financial information for the parent company for the year ended December 31, 2015. For the purposes of presenting parent only financial information, the Company records its investments in its subsidiaries and VIEs under the equity method of accounting. Such investments are presented on the separate condensed balance sheets of the Company as “Investments in subsidiaries and VIEs” and the profit of the VIEs is included in “Share of income of subsidiaries and VIEs” in the condensed statement of comprehensive income.

The subsidiaries did not pay any dividends to the Company for the years presented. Certain information and footnote disclosures generally included in financial statements prepared in accordance with US GAAP have been condensed and omitted. The footnote disclosures represent supplemental information relating to the operations of the Company, as such, these information should be read in conjunction with the notes to the consolidated financial statements of the Group.

As of December 31, 2014 and 2015, the Company had no significant capital and other commitments, long-term obligations, or guarantee.

The Company’s accounting policies are the same as the Group’s policies with the exception of the accounting for the investments in subsidiaries and VIE.

FINANCIAL INFORMATION OF PARENT COMPANY

CONDENSED BALANCE SHEETS

AS OF DECEMBER 31, 2014 AND 2015

(All amounts in thousands)

	As of December 31,
	2014	2015	2015
	RMB	RMB	US$

ASSETS
Current assets:
Cash and cash equivalents	58,342	81,845	12,635
Short-term deposits	9,466	—	—
Prepaid expenses and other current assets	7,955	7,571	1,169

Total current assets	75,763	89,416	13,804
Non-current assets:
Investments in subsidiaries and VIEs	316,253	361,093	55,744

Total assets	392,016	450,509	69,548

LIABILITIES
Current liabilities:
Accrued expenses and other current liabilities, current portion	4,976	14,321	2,211

Total current liabilities	4,976	14,321	2,211

Total liabilities	4,976	14,321	2,211

SHAREHOLDERS’ EQUITY
Ordinary shares (US$0.001 par value; 100,000,000 shares authorized as of December 31, 2014 and 2015; 49,930,944 shares issued and outstanding as of December 31, 2014; 48,762,903 shares issued and outstanding as of December 31, 2015)	354	350	54
Additional paid-in capital	358,768	351,796	54,308

Less: Treasury shares (5,310,240 and 4,145,727 shares as of December 31, 2014 and 2015, respectively)	(117,480)	(91,100)	(14,063)
Statutory reserves	10,103	10,141	1,566
Retained earnings	146,345	171,731	26,511
Accumulated other comprehensive loss	(11,050)	(6,730)	(1,039)

Total shareholders’ equity	387,040	436,188	67,337

Total liabilities and shareholders’ equity	392,016	450,509	69,548

FINANCIAL INFORMATION OF PARENT COMPANY

CONDENSED STATEMENTS OF COMPREHENSIVE INCOME

FOR THE YEARS ENDED DECEMBER 31, 2013, 2014 AND 2015

(All amounts in thousands)

	For the Year Ended December 31,
	2013	2014	2015	2015
	RMB	RMB	RMB	US$

Operating expenses:
General and administrative expenses	(4,461)	(3,369)	(12,143)	(1,875)

Total operating expenses	(4,461)	(3,369)	(12,143)	(1,875)

Operating loss	(4,461)	(3,369)	(12,143)	(1,875)
Share of income of subsidiaries and VIEs	61,151	20,251	32,464	5,013
Interest income	4,329	4,147	428	66
Foreign currency exchange income/(loss), net	2,239	(1,536)	(409)	(63)
Other income, net	398	614	5,084	785

Income before income tax	63,656	20,107	25,424	3,926
Income tax expenses	—	—	—	—

Net income	63,656	20,107	25,424	3,926

Net income	63,656	20,107	25,424	3,926
Other comprehensive (loss)/income:
Foreign currency translation adjustments, net of tax of RMB nil	(9,083)	1,799	4,674	722
Share of other comprehensive income/(loss) of subsidiaries and VIEs, net of tax of RMB nil	65	(19)	(354)	(55)

Other comprehensive (loss)/income	(9,018)	1,780	4,320	667

Comprehensive income	54,638	21,887	29,744	4,593

FINANCIAL INFORMATION OF PARENT COMPANY

CONDENSED STATEMENTS OF CASH FLOWS

FOR THE YEARS ENDED DECEMBER 31, 2013, 2014 AND 2015

(In thousands)

	For the Year Ended December 31,
	2013	2014	2015	2015
	RMB	RMB	RMB	US$

Cash flows provided by operating activities	519	491	3,099	480

Cash flows (used in)/provided by investing activities	(23,823)	167,853	9,466	1,461

Cash flows (used in)/provided by financing activities	(73,234)	(183,627)	6,674	1,030

Effect of exchange rate changes on cash and cash equivalents	(6,844)	260	4,264	658

Net (decrease)/increase in cash and cash equivalents	(103,382)	(15,023)	23,503	3,629
Cash and cash equivalents at beginning of year	176,747	73,365	58,342	9,006

Cash and cash equivalents at end of year	73,365	58,342	81,845	12,635